Consolidated Statements of Changes in Shareholders' Equity	Ordinary shares Private placement CNY (¥) shares	Ordinary shares CNY (¥) shares	Additional paid-in capital Private placement CNY (¥)	Additional paid-in capital CNY (¥)	Subscription receivables CNY (¥)	Retained earnings CNY (¥)	Accumulated other comprehensive income CNY (¥)	Total Jupai shareholders' equity Private placement CNY (¥)	Total Jupai shareholders' equity CNY (¥)	Non-controlling interests CNY (¥)	Private placement CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Dec. 31, 2013		¥ 317,280		¥ 40,000,000	¥ (317,280)	¥ 92,294,467	¥ (60,449)		¥ 132,234,018	¥ 3,929,384			¥ 136,163,402
Balance (in shares) at Dec. 31, 2013 | shares		100,000,000
Net income						87,786,008			87,786,008	1,574,887			89,360,895
Share-based compensation				3,046,402					3,046,402				¥ 3,046,402
Option exercised (in shares) | shares												0	0
Capital contribution by non-controlling interest shareholder										1,450,000			¥ 1,450,000
Foreign currency translation adjustments							99,213		99,213				99,213
Dividend distributed to non-controlling interest shareholder										(255,000)			(255,000)
Redesignation of ordinary shares to Series B convertible redeemable preferred shares		¥ (119,167)				(178,218,726)			(178,337,893)				(178,337,893)
Redesignation of ordinary shares to Series B convertible redeemable preferred shares (in shares) | shares		(38,755,020)
Change in fair value of available-for-sale investment, net of tax of $159,425 and $312,320 in 2014 and 2015, respectively							478,275		478,275				478,275
Disposal of available for sale investment, net of tax of $145,639 and $326,553 in 2014 and 2015, respectively							(436,911)		(436,911)				(436,911)
Deconsolidation of a subsidiary										(2,295,382)			(2,295,382)
Receipt of subscription					¥ 317,280				317,280				317,280
Balance at Dec. 31, 2014		¥ 198,113		43,046,402		1,861,749	80,128		45,186,392	4,403,889			49,590,281
Balance (in shares) at Dec. 31, 2014 | shares		61,244,980
Net income						153,476,506			153,476,506	13,787,949			167,264,455
Issuance of ordinary shares to public, net of issuance cost		¥ 91,669		259,016,528					259,108,197				259,108,197
Issuance of ordinary shares to public, net of issuance cost (in shares) | shares		29,970,000
Share-based compensation				15,895,439					15,895,439				¥ 15,895,439
Option exercised (in shares) | shares												0	0
Foreign currency translation adjustments							34,316,641		34,316,641	59,168			¥ 34,375,809
Dividend distributed to non-controlling interest shareholder										(1,050,000)			(1,050,000)
Issuance of ordinary shares in connection with business acquisition		¥ 99,350		344,768,507					344,867,857				344,867,857
Issuance of ordinary shares in connection with business acquisition (in shares) | shares		32,481,552
Change in fair value of available-for-sale investment, net of tax of $159,425 and $312,320 in 2014 and 2015, respectively							936,959		936,959				936,959
Disposal of available for sale investment, net of tax of $145,639 and $326,553 in 2014 and 2015, respectively							(979,665)		(979,665)				(979,665)
Conversion of preferred share		¥ 170,948		234,088,810					234,259,758				234,259,758
Conversion of preferred share (in shares) | shares		55,890,227
Balance at Dec. 31, 2015		¥ 560,080		896,815,686		155,338,255	34,354,063		1,087,068,084	17,201,006			1,104,269,090
Balance (in shares) at Dec. 31, 2015 | shares		179,586,759
Net income						207,583,868			207,583,868	22,461,561		$ 33,133,435	230,045,429
Private placement	¥ 40,550		¥ 138,566,650					¥ 138,607,200			¥ 138,607,200
Private placement (in shares) | shares	12,471,000
Share-based compensation				21,423,694					21,423,694				21,423,694
Option exercised		¥ 2,618		3,102,915					3,105,533				¥ 3,105,533
Option exercised (in shares) | shares		789,480										789,480	789,480
Restricted shares exercised		¥ 2,922		(2,922)
Restricted shares exercised (in shares) | shares		873,467
Capital contribution by non-controlling interest shareholder										6,979,904			¥ 6,979,904
Non-controlling interest from acquisitions										9,973,508			9,973,508
Foreign currency translation adjustments							42,817,494		42,817,494	1,209,401			44,026,895
Dividend distributed to non-controlling interest shareholder										(10,160,503)			(10,160,503)
Balance at Dec. 31, 2016		¥ 606,170		¥ 1,059,906,023		¥ 362,922,123	¥ 77,171,557		¥ 1,500,605,873	¥ 47,664,877		$ 222,997,371	¥ 1,548,270,750
Balance (in shares) at Dec. 31, 2016 | shares		193,720,706